Property and Equipment - Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,477	$ 2,474	$ 2,360
Less: accumulated depreciation and amortization	(1,626)	(1,340)	(940)
Property and equipment, net	851	1,134	1,420
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,092	1,072	969
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	321	347	358
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	225	225	217
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 839	$ 830	$ 816